Cover	Jul. 21, 2022
Cover [Abstract]
Entity Registrant Name	HAWKEYE SYSTEMS, INC.
Entity Central Index Key	0001750777
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Document Period End Date	Jul. 21, 2022
Entity File Number	333-180954
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0799093
Entity Address Address Line 1	6605 Abercorn Street
Entity Address City Or Town	Savannah
Entity Address State Or Province	GA
Entity Address Postal Zip Code	31405
City Area Code	912
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	253-0375